Cert Amx 1-31471

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

June 21, 2007

RECD S.E.C.
JUN 2 1 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 19, 2007 the American Stock Exchange LLC (the "Exchange") received from streetTRACKS® Index Shares Funds (the "Registrant") a copy of the Registrant's application on Form 8-A/A for the registration of the following securities:

SPDR® S&P BRIC 40 ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
B JUN 2 6 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

07055177

END